Long Term Debt	12 Months Ended
Oct. 31, 2011
Long-term debt [Abstract]
Long-term debt
12.	Long-Term Debt

As of October 31	Maturity	2011	2010
Total long-term debt	2012 to 2015	$44,330	$44,150
Current portion of long-term debt		(4,156)	(4,050)
Long-term debt		$40,174	$40,100

As of October 31, 2011, debt includes a non-interest-bearing Canadian government loan with a carrying value of $44.1 million (October 31,
2010 ― $43.9 million) discounted at an effective interest rate of 7.02% and repayable at C$4.0 million (US$4.0 million) per year with the remaining balance due April 1, 2015.  The fair value of this financial instrument is $52.1 million (October 31, 2010 ― $53.1 million), which has been determined using a discounted cash flow model, in which future cash flows are discounted to present value using the current market borrowing rate pertaining to the remaining life of the related receivable. A long-term financial instrument has been pledged as full security for the repayment of this debt (Note 9(b)).

Effective June 3, 2011, the Company entered into a $75.0 million unsecured senior revolving three year committed credit facility with the
Toronto Dominion Bank (TD) and a select group of other financial institutions for general corporate purposes. The loan agreement includes customary positive, negative and financial covenants. Under the new credit facility, the Company is able to borrow Canadian and U.S. dollars by the way of Canadian dollar prime rate loans, U.S. dollar base rate loans, U.S. dollar LIBOR loans, the issuance of Canadian dollar banker's acceptances and letters of credit in Canadian and U.S. dollars. The credit facility is payable in full in three years from the closing date on June 6, 2014; however, the term of the credit facility may be extended on mutual agreement of the lenders for successive subsequent periods. As of October 31, 2011, no amounts were drawn and outstanding, except for $19.7 million (October 31, 2010 - $nil) of the outstanding letters of credit plus applicable interest issued under this credit facility.

Principal repayments
Principal repayments of long-term debt over the next five fiscal years and thereafter are as follows:

2012	$4,156
2013	3,941
2014	3,816
2015	32,417
2016	-
Thereafter	-
$44,330